                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
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                             MFS SERIES TRUST VIII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Strategic Income Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
BONDS - 96.4%
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ADVERTISING & BROADCASTING - 2.1%
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Allbritton Communications Co., 7.75%, 2012                                                     $   980,000           $    970,180
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EchoStar DBS Corp., 6.375%, 2011                                                                   870,000                850,425
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Granite Broadcasting Corp., 9.75%, 2010                                                            840,000                779,100
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Hughes Network Systems LLC, 9.5%, 2014 (a)                                                         315,000                313,425
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Intelsat Ltd., 9.25%, 2016 (a)                                                                     360,000                368,100
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Intelsat Ltd., 11.25%, 2016 (a)                                                                    115,000                116,150
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 945,000                935,550
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ION Media Networks, Inc., FRN, 11.7569%, 2013 (a)                                                  775,000                784,688
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Liberty Media Corp., 5.7%, 2013                                                                    890,000                824,898
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News America, Inc., 6.4%, 2035                                                                     890,000                836,729
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                                                                                                                     $  6,779,245
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AEROSPACE - 0.2%
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DRS Technologies, Inc., 7.625%, 2018                                                           $   685,000           $    683,288
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                       $   761,775           $    747,271
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APPAREL MANUFACTURERS - 0.1%
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Levi Strauss & Co., 12.25%, 2012                                                               $   435,000           $    487,200
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ASSET BACKED & SECURITIZED - 7.8%
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Anthracite CDO Ltd., 6%, 2037 (z)                                                              $ 1,200,000           $  1,093,406
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ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                                              900,000                786,235
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Asset Securitization Corp., FRN, 8.2942%, 2026                                                   1,485,000              1,538,352
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Asset Securitization Corp., FRN, 8.7842%, 2029 (z)                                                 790,000                752,598
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)                               674,286                674,286
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Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                           3,640,000              3,722,203
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Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           148,000                146,313
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Crest Ltd., 7%, 2040 (a)                                                                           400,000                362,128
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            1,050,000              1,141,471
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         550,000                554,237
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DLJ Commercial Mortgage Corp., FRN, 7.8694%, 2032                                                  385,000                407,314
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Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                          700,000                597,105
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Falcon Franchise Loan LLC, FRN, 3.4032%, 2023 (a)(i)                                             5,766,084                641,539
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Falcon Franchise Loan LLC, FRN, 4.1039%, 2023 (i)(z)                                             4,226,068                679,695
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First Union-Lehman Brothers Bank of America, FRN, 0.6865%, 2028 (i)                             45,648,600                769,471
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                                600,000                632,285
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           1,758,000              1,773,548
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043                       1,789,097              1,743,560
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Morgan Stanley Capital I, Inc., 7.18%, 2009                                                        430,000                439,370
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Morgan Stanley Capital I, Inc., FRN, 1.4752%, 2014 (a)(i)                                       10,951,115                735,543
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Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (z)                                   1,290,000              1,298,063
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Prudential Securities Secured Financing Corp., FRN, 7.4499%, 2013 (z)                              875,000                913,492
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Salomon Brothers Mortgage Securities, Inc., FRN, 7.2777%, 2012 (z)                               1,800,000              1,938,414
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      1,309,000              1,272,604
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                                                                                                                     $ 24,613,232
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AUTOMOTIVE - 3.2%
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American Axle & Manufacturing, Inc., 5.25%, 2014                                               $   350,000           $    288,750
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Cooper Standard Automotive, Inc., 8.375%, 2014                                                     710,000                532,500
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Ford Motor Credit Co., 6.625%, 2008                                                                305,000                293,809
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Ford Motor Credit Co., 5.625%, 2008                                                                135,000                126,784
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Ford Motor Credit Co., 5.8%, 2009                                                                2,633,000              2,447,884
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Ford Motor Credit Co., 7%, 2013                                                                    725,000                636,786
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General Motors Acceptance Corp., 5.85%, 2009                                                     1,179,000              1,132,993
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General Motors Acceptance Corp., 6.75%, 2014                                                     2,214,000              2,084,078
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General Motors Acceptance Corp., 8%, 2031                                                          466,000                457,008
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General Motors Corp., 8.375%, 2033                                                                 533,000                437,060
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Goodyear Tire & Rubber Co., 9%, 2015                                                               845,000                813,313
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Johnson Controls, Inc., 5.25%, 2011                                                                290,000                284,368
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Lear Corp., 8.11%, 2009                                                                            435,000                423,038
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Lear Corp., 5.75%, 2014                                                                            165,000                133,650
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                                                                                                                     $ 10,092,021
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BANKS & CREDIT COMPANIES - 5.3%
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American Express Co., 6.8% to 2016, FRN to 2066                                                $   100,000           $    101,150
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Banco BMG S.A., 9.15%, 2016 (a)                                                                    659,000                650,763
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Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                                  700,000                710,500
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                    841,000                836,795
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BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                       962,000                889,187
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Bosphorus Financial Services Ltd., FRN, 6.97%, 2012 (z)                                            800,000                793,993
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                   773,000                721,619
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Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                               955,000                932,042
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DFS Funding Corp., FRN, 7.3294%, 2010 (z)                                                        1,082,000              1,092,820
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Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (a)                                                  480,000                480,517
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HSBK Europe B.V., 7.75%, 2013 (a)                                                                  761,000                771,464
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Kazkommerts International B.V., 10.125%, 2007 (a)                                                   85,000                 86,998
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Kazkommerts International B.V., 10.125%, 2007                                                      999,000              1,022,477
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Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                  660,000                647,198
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Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                   246,000                233,963
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Royal Bank of Scotland Group PLC, 9.118%, 2049                                                     857,000                948,015
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RSHB Capital S.A., 7.175%, 2013 (a)                                                                100,000                101,350
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Russian Standard Finance S.A., 7.5%, 2010 (a)                                                      168,000                160,440
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Russian Standard Finance S.A., 8.625%, 2011 (a)                                                    526,000                516,138
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Turanalem Finance B.V., 7.75%, 2013 (a)                                                            365,000                360,894
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UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       1,120,000              1,115,443
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UFJ Finance Aruba AEC, 6.75%, 2013                                                                 648,000                682,430
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UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049                                  1,187,000              1,324,874
(a)
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Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                            1,510,000              1,485,535
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                                                                                                                     $ 16,666,605
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BROADCAST & CABLE TV - 1.9%
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CCH I Holdings LLC, 11%, 2015                                                                  $ 1,637,000           $  1,469,208
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CCH II Holdings LLC, 10.25%, 2010                                                                  250,000                252,500
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CSC Holdings, Inc., 8.125%, 2009                                                                 1,634,000              1,672,808
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Grupo Televisa S.A., 8.5%, 2032                                                                    589,000                689,519
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Mediacom LLC, 9.5%, 2013                                                                           430,000                435,375
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Rogers Cable, Inc., 5.5%, 2014                                                                     659,000                592,276
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TCI Communications, Inc., 9.8%, 2012                                                               841,000                975,283
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                                                                                                                     $  6,086,969
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BUILDING - 1.3%
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American Standard Cos., Inc., 7.375%, 2008                                                     $   735,000           $    749,774
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Goodman Global Holdings, Inc., 7.875%, 2012                                                        845,000                783,738
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Lafarge S.A., 6.15%, 2011                                                                        1,320,000              1,328,486
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Nortek Holdings, Inc., 8.5%, 2014                                                                  665,000                621,775
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  795,000                556,500
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                                                                                                                     $  4,040,273
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BUSINESS SERVICES - 1.0%
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Iron Mountain, Inc., 8.625%, 2013                                                              $   490,000           $    499,800
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Iron Mountain, Inc., 7.75%, 2015                                                                   380,000                370,500
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Nortel Networks Ltd., 10.75%, 2016 (a)                                                             265,000                270,631
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Sungard Data Systems, 10.25%, 2015                                                                 845,000                856,619
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Xerox Corp., 7.625%, 2013                                                                        1,185,000              1,196,850
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                                                                                                                     $  3,194,400
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CHEMICALS - 2.6%
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Basell AF SCA, 8.375%, 2015 (a)                                                                $   410,000           $    398,213
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BCP Crystal Holdings Corp., 9.625%, 2014                                                           571,000                613,111
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Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                          785,000                612,300
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Equistar Chemicals, 10.625%, 2011                                                                  835,000                897,625
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Hexion U.S. Financial Corp., 9%, 2014                                                              565,000                577,713
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Huntsman International LLC, 10.125%, 2009                                                          438,000                444,570
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Huntsman International LLC, 7.375%, 2015 (a)                                                       450,000                417,938
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Lyondell Chemical Co., 11.125%, 2012                                                             1,340,000              1,458,925
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Nalco Co., 7.75%, 2011                                                                             595,000                597,975
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Nalco Co., 8.875%, 2013                                                                            435,000                439,350
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Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                                                605,000                462,825
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Yara International A.S.A., 5.25%, 2014 (a)                                                       1,300,000              1,221,106
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                                                                                                                     $  8,141,651
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CONSTRUCTION - 0.7%
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Lennar Corp., 5.125%, 2010                                                                     $ 1,110,000           $  1,066,449
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Pulte Homes, Inc., 5.25%, 2014                                                                   1,178,000              1,078,406
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                                                                                                                     $  2,144,855
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CONSUMER GOODS & SERVICES - 0.6%
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Fortune Brands, Inc., 5.125%, 2011                                                             $ 1,025,000           $    992,716
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Jarden Corp., 9.75%, 2012                                                                          265,000                275,600
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Revlon Consumer Products Corp., 9.5%, 2011                                                         590,000                498,550
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Simmons Co., 7.875%, 2014                                                                          100,000                 94,250
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Visant Holding Corp., 8.75%, 2013 (a)                                                               80,000                 76,600
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                                                                                                                     $  1,937,716
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CONTAINERS - 1.0%
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Crown Americas, 7.75%, 2015 (a)                                                                $   610,000           $    601,613
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Graham Packaging Co. LP, 9.875%, 2014                                                              795,000                773,138
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 343,000                353,719
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                1,460,000              1,478,250
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                                                                                                                     $  3,206,720
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DEFENSE ELECTRONICS - 0.9%
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BAE Systems Holdings, Inc., 5.2%, 2015 (a)                                                     $ 1,297,000           $  1,209,130
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L-3 Communications Holdings, Inc, 6.125%, 2014                                                   1,575,000              1,508,063
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                                                                                                                     $  2,717,193
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ELECTRONICS - 0.3%
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Flextronics International Ltd., 6.5%, 2013                                                     $   575,000           $    557,750
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Sensata Technologies B.V., 8%, 2014 (a)                                                            545,000                523,200
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                                                                                                                     $  1,080,950
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EMERGING MARKET QUASI-SOVEREIGN - 2.2%
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Banco do Brasil S.A., 7.95%, 2049 (a)                                                          $   153,000           $    149,940
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Gazprom OAO, 9.625%, 2013                                                                        1,370,000              1,602,900
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Gazprom OAO, 8.625%, 2034 (a)                                                                      950,000              1,145,938
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Pemex Project Funding Master Trust, 8.625%, 2022                                                 1,366,000              1,589,691
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Petroleum Export/Cayman, 5.265%, 2011 (a)                                                          284,978                277,811
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Petronas Capital Ltd., 7.875%, 2022 (a)                                                          1,020,000              1,192,690
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Petronas Capital Ltd., 7.875%, 2022                                                                791,000                924,919
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                                                                                                                     $  6,883,889
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EMERGING MARKET SOVEREIGN - 5.4%
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Federative Republic of Brazil, 8%, 2018                                                        $   222,000           $    240,426
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Federative Republic of Brazil, 8.875%, 2019                                                        813,000                943,080
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Federative Republic of Brazil, 11%, 2040                                                           740,000                949,420
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Republic of Argentina, FRN, 5.59%, 2012                                                          1,835,250              1,701,888
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Republic of Bulgaria, 8.25%, 2015                                                                  846,000                971,969
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Republic of Colombia, 7.375%, 2017                                                                 116,000                118,320
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Republic of Colombia, FRN, 6.97%, 2015                                                           1,055,000              1,078,769
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Republic of El Salvador, 7.65%, 2035                                                               472,000                477,900
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Republic of Indonesia, 6.875%, 2017 (a)                                                            173,000                171,919
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Republic of Korea, 5.625%, 2025                                                                    795,000                754,205
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Republic of Panama, 7.25%, 2015                                                                    170,000                175,695
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Republic of Panama, 9.375%, 2029                                                                 1,136,000              1,397,280
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Republic of South Africa, 9.125%, 2009                                                             308,000                333,564
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Russian Federation, 3%, 2008                                                                     5,701,000              5,421,081
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United Mexican States, 6.375%, 2013                                                                538,000                553,064
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United Mexican States, 6.625%, 2015                                                                 69,000                 71,933
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United Mexican States, 8.125%, 2019                                                              1,603,000              1,869,098
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                                                                                                                     $ 17,229,611
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ENERGY - INDEPENDENT - 1.1%
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Chesapeake Energy Corp., 6.375%, 2015                                                          $ 1,755,000           $  1,649,700
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Hilcorp Energy I, 9%, 2016 (a)                                                                     215,000                222,525
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Newfield Exploration Co., 6.625%, 2014                                                             880,000                852,500
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Quicksilver Resources, Inc., 7.125%, 2016                                                          530,000                500,850
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Whiting Petroleum Corp., 7%, 2014                                                                  360,000                352,800
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                                                                                                                     $  3,578,375
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ENERGY - INTEGRATED - 0.3%
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TNK-BP Finance S.A., 7.5%, 2016 (a)                                                            $   878,000           $    888,975
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ENTERTAINMENT - 0.9%
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AMC Entertainment, Inc., 9.5%, 2011                                                            $   864,000           $    859,680
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AMC Entertainment, Inc., 11%, 2016                                                                 345,000                372,600
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Six Flags, Inc., 9.75%, 2013                                                                       913,000                838,819
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Turner Broadcasting System, Inc., 8.375%, 2013                                                     653,000                721,806
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                                                                                                                     $  2,792,905
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FINANCIAL INSTITUTIONS - 0.4%
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Allied Capital Corp., 6.625%, 2011                                                             $ 1,350,000           $  1,354,041
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FOOD & NON ALCOHOLIC BEVERAGES - 0.3%
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Michael Foods, Inc., 8%, 2013                                                                  $   880,000           $    869,000
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FOREST & PAPER PRODUCTS - 2.3%
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Buckeye Technologies, Inc., 8%, 2010                                                           $   120,000           $    114,300
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Buckeye Technologies, Inc., 8.5%, 2013                                                           1,145,000              1,116,375
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Graphic Packaging International Corp., 8.5%, 2011                                                  890,000                894,450
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Graphic Packaging International Corp., 9.5%, 2013                                                  675,000                675,000
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Jefferson Smurfit Corp., 8.25%, 2012                                                               780,000                737,100
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JSG Funding PLC, 7.75%, 2015                                                                EUR    530,000                619,378
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MDP Acquisitions PLC, 9.625%, 2012                                                             $   775,000                802,125
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Millar Western Forest Products Ltd., 7.75%, 2013                                                   275,000                208,313
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Stone Container Corp., 7.375%, 2014                                                                890,000                792,100
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Stora Enso Oyj, 6.404%, 2016 (a)                                                                   690,000                684,276
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Verso Paper Holdings LLC, 9.125%, 2014 (a)                                                         270,000                270,000
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Verso Paper Holdings LLC, 11.375%, 2016 (a)                                                        250,000                248,750
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                                                                                                                     $  7,162,167
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GAMING & LODGING - 3.3%
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Boyd Gaming Corp., 6.75%, 2014                                                                 $   625,000           $    585,938
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Harrah's Operating Co., Inc., 5.375%, 2013                                                       1,110,000              1,033,641
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Host Marriott LP, 7.125%, 2013                                                                     900,000                901,125
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Host Marriott LP, 6.375%, 2015                                                                     450,000                425,813
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Majestic Star Casino LLC, 9.75%, 2011 (a)                                                          330,000                325,050
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MGM Mirage, Inc., 8.375%, 2011                                                                   1,760,000              1,808,400
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013 (a)                                                                  365,000                350,400
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.875%, 2016 (a)                                                                 355,000                334,588
---------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375%, 2014 (a)                                                        365,000                381,425
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                             935,000                982,604
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                                750,000                699,375
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          1,000,000              1,055,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                  685,000                630,200
---------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                             715,000                686,400
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Wynn Las Vegas LLC, 6.625%, 2014                                                                   450,000                424,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,624,084
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INDUSTRIAL - 1.3%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                      $ 1,280,000           $  1,376,000
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                         100,000                101,000
---------------------------------------------------------------------------------------------------------------------------------
Education Management LLC, 8.75%, 2014 (a)                                                          245,000                245,613
---------------------------------------------------------------------------------------------------------------------------------
Education Management LLC, 10.25%, 2016 (a)                                                         165,000                166,650
---------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125%, 2014 (a)                                                           175,000                176,313
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                1,000,000                990,000
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         490,000                416,500
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Milacron Escrow Corp., 11.5%, 2011                                                                 430,000                397,750
---------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 11.75%, 2016 (a)                                                       215,000                219,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,089,664
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INSURANCE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                                       EUR    947,000           $  1,245,840
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                $ 1,724,000              1,586,390
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      2,160,000              2,072,034
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                                  180,000                188,204
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                               517,000                511,384
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,603,852
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                        $   775,000           $    738,516
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                       1,355,000              1,364,584
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,103,100
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.844%, 2007                                                              EUR  1,421,000           $  1,813,583
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                             EUR    468,000                597,644
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 2.879%, 2007                                             EUR    433,000                553,012
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 2.961%, 2007                                             EUR    820,000              1,047,354
---------------------------------------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                                             EUR  1,398,000              1,785,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,796,973
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                     EUR  1,741,000           $  2,223,231
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                    EUR  1,616,000              2,045,660
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                    EUR    321,000                533,306
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                            CAD    297,000                265,863
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2017                                                         NZD    403,000                251,985
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                                DKK  1,500,000                257,656
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                         EUR  1,873,000              2,422,226
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                         EUR  2,215,000              2,840,777
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                  EUR  2,070,328              2,737,473
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                               EUR  1,651,000              2,267,765
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                             EUR  2,182,000              2,853,235
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                           EUR  3,547,000              4,954,646
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                             EUR  3,942,000              5,097,005
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                             EUR    504,000                677,983
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                EUR    356,000                564,731
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                            EUR  3,907,000              5,036,126
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                             EUR  1,546,000              2,080,643
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                        GBP  1,301,000              2,505,755
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                           GBP  1,310,000              2,486,633
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                           GBP    660,000              1,547,495
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,650,194
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                        $   140,000           $    135,800
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                955,000              1,006,331
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                               595,000                578,638
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                   562,000                606,960
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                         377,000                396,559
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                          415,000                411,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,136,176
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                             $ 1,211,000           $  1,168,082
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                 1,020,000                721,650
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                         270,000                257,175
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                          580,000                554,625
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          1,735,000              1,392,338
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (a)                                                                740,000                706,700
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                       565,000                545,225
---------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                   710,000                692,873
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015 (a)                                                            565,000                521,213
---------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                                    740,000                706,700
---------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 10.75%, 2014                                                                    495,000                537,075
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                               180,000                174,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,977,806
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                          $   375,000           $    357,188
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                    820,000                756,450
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                            860,000                836,350
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                      627,000                667,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,617,743
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                                  $12,894,696           $ 12,642,347
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                             389,626                395,904
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                             4,403,236              4,390,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,428,486
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                             $   375,000           $    361,875
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                 $   300,000           $    317,026
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                                       365,000                367,738
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 1,826,000              1,991,751
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                     570,000                565,013
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                  795,000                807,919
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked, 7.75%, 2011 (a)                                                        270,000                271,688
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                               1,516,000              1,416,872
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                     1,250,000              1,320,940
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                1,940,000              1,954,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,013,497
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            $   485,000           $    475,300
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         1,623,000              1,760,955
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              630,000                645,750
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                                              543,000                585,991
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                 180,000                183,600
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                  55,000                 58,025
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                                    285,000                293,550
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          430,000                463,325
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                               248,000                238,483
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                              1,090,000              1,163,998
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    540,000                554,850
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016 (a)                                                                 270,000                280,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,704,627
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                                  $   455,000           $    424,288
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $ 1,290,000           $  1,340,529
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                   $   359,000           $    338,046
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                                  $   720,000           $    633,600
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                 1,100,000              1,161,875
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   986,000              1,062,415
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                              1,180,000              1,081,175
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                 575,000                572,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,511,909
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                 $   520,000           $    552,500
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                  $ 1,090,000           $  1,042,268
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                        1,790,000              1,795,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,837,638
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  $   700,000           $    698,250
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                         295,000                286,888
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                           325,000                303,469
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                1,126,000              1,031,076
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                                   500,000                478,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,798,433
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                   $   645,000           $    654,675
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                     $   470,000           $    455,609
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                          650,000                662,867
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,118,476
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                                        $ 1,269,000           $  1,197,959
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                              $   744,000           $    812,820
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                         110,000                109,725
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     430,000                453,650
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (a)                                                         100,000                 96,500
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         1,545,000              1,497,239
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  955,000                978,875
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                 650,000                672,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,621,559
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                       $ 1,069,000           $  1,076,949
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                                  $   540,000           $    562,950
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                 465,000                432,450
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                            188,000                185,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,180,580
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                        $ 3,750,000           $  3,700,208
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       2,720,215              2,519,479
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                         916,935                873,463
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       2,167,345              2,116,956
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                        945,253                888,315
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                         660,705                630,326
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                         783,717                758,926
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,487,673
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              $   642,000           $    663,818
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2008                                                                  677,000                675,492
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008 (f)                                                             1,000,000                967,188
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                  504,000                474,114
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2015                                                                 1,100,000              1,042,422
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2015                                                                    380,000                366,522
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                            744,912                704,960
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                                887,343                917,533
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                            962,789                905,398
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,717,447
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          $ 1,705,000           $  1,905,286
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                       679,000                764,839
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                                                             395,000                390,063
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 103,000                112,553
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,489,000              1,534,030
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                     857,000                880,885
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                           1,200,000              1,255,034
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                            585,000                562,331
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                              785,000                785,000
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                   1,525,000              1,490,688
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                357,000                346,461
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                       673,000                836,883
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                           1,245,000              1,137,279
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                             544,998                555,854
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,557,186
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $305,902,476
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                                    21,525           $    422,966
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (z)                                                                                 500           $    398,750
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., "F", 6.75%                                                                                200                159,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    558,250
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                 $    981,216
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)                                                                   809           $          0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                              2,725           $     70,387
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                             $     70,387
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010                                                       $ 1,300,000           $  1,275,625
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06 (y)                                                 $ 5,939,000           $  5,939,000
---------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021                          1,250,000           $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL RIGHTS                                                                                                       $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $314,168,704
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                   3,035,886
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $317,204,590
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,584,457, representing 10.3% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $295,013,380 and 93.90% of market value. An independent pricing service provided an evaluated bid for 92.53% of the market value.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                                                                  TOTAL
                                                                                                                  % OF
                                                       ACQUISITION          ACQUISITION            CURRENT         NET
RESTRICTED SECURITIES                                      DATE                COST              MARKET VALUE     ASSETS
------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                    8/8/2003          $  1,280,000         $ 1,376,000
Anthracite CDO Ltd., 6%, 2037                           5/14/2002               774,502           1,093,406
Asset Securitization Corp., FRN, 8.7842%, 2029          1/25/2005               681,838             752,598
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.2%, 2040                                          3/1/2006               674,286             674,286
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012      3/8/2005               800,000             793,993
DFS Funding Corp., FRN, 7.3294%, 2010                   6/24/2005             1,082,000           1,092,820
Falcon Franchise Loan LLC, 6.5%, 2014                   7/15/2005               607,195             597,105
Falcon Franchise Loan LLC, FRN, 4.1039%, 2023           1/29/2003               824,093             679,695
Mills corp., 6.75%                                      3/30/2006               391,000             398,750
Preferred Term Securities IV Ltd., CDO, FRN,
7.6456%, 2031                                           9/13/2005             1,312,330           1,298,063
Prudential Securities Secured Financing Corp., FRN,
7.4499%, 2013                                           12/6/2004               971,421             913,492
Salomon Brothers Mortgage Securities, Inc., FRN,
7.2777%, 2012                                            1/7/2005             2,067,961           1,938,414
------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                     $11,608,622         3.7%
                                                                                               ===============    =======

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

                BRL Brazilian Real
                CAD Canadian Dollar
                DKK Danish Krone
                EUR Euro
                GBP British Pound
                IDR Indonesian Rupiah
                MXN Mexican Peso
                MYR Malaysian Ringgit
                NZD New Zealand Dollar
                ZAR South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                  $ 316,427,473
                                                                =============
Gross unrealized appreciation                                   $   5,115,611
Gross unrealized depreciation                                      (7,374,380)
                                                                -------------
      Net unrealized appreciation (depreciation)                $  (2,258,769)
                                                                =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                    NET UNREALIZED
     CONTRACTS TO                                                              CONTRACTS            APPRECIATION
   DELIVER/RECEIVE         SETTLEMENT DATE           IN EXCHANGE FOR           AT VALUE             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
SALES
-----

CAD          301,196           08/10/06                $   263,749            $   266,216             $  (2,467)
DKK        1,524,686           08/28/06                    256,902                261,477                (4,575)
EUR       23,291,002       08/07/06 - 08/21/06          29,545,312             29,789,067              (243,755)
GBP        7,117,174       08/02/06 - 10/02/06          13,317,939             13,302,044                15,895
NZD        6,207,167           08/08/06                  3,906,418              3,829,199                77,219
                                                       -----------            -----------             ---------
                                                       $47,290,320            $47,448,003             $(157,683)
                                                       ===========            ===========             =========

PURCHASES
---------

BRL          693,578           08/31/06                $   314,405            $   316,125             $   1,720
EUR        3,074,656       08/07/06 - 08/21/06           3,930,315              3,930,313                    (2)
GBP        3,603,587           08/02/06                  6,713,656              6,730,906                17,250
IDR    5,772,436,839           08/10/06                    632,249                633,352                 1,103
MXN        3,508,380           08/07/06                    316,125                319,853                 3,728
MYR        2,307,710           08/10/06                    632,249                631,426                  (823)
NZD        5,673,626           08/08/06                  3,483,767              3,500,058                16,291
ZAR        2,270,313           08/07/06                    316,125                327,178                11,053
                                                       -----------            -----------             ---------
                                                       $16,338,891            $16,389,211             $  50,320
                                                       ===========            ===========             =========

At July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $53,144 with Merrill Lynch International Bank.

FUTURES CONTRACTS
                                                                                                       UNREALIZED
                                                                                EXPIRATION           APPRECIATION
                                      CONTRACTS             VALUE                  DATE            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                16            $ 1,732,500               Sep-06               $ (25,900)
U.S. Treasury Note 5 yr (Long)            10              1,042,188               Sep-06                     746
U.S. Treasury Note 10 yr (Short)          68              7,210,125               Sep-06                 (45,104)
-----------------------------------------------------------------------------------------------------------------
                                                                                                       $ (70,258)
                                                                                                       =========

CREDIT DEFAULT SWAPS
                                                                                                                UNREALIZED
                  NOTIONAL PRINCIPAL                                                                           APPRECIATION
 EXPIRATION       AMOUNT OF CONTRACT               DESCRIPTION                                                (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
  12/20/12         $ 1,290,000      Agreement between the fund and Merrill Lynch Capital                          $    242
                                    Services to exchange the credit risk of Bear Stearns Co.,
                                    Inc. As a
                                    buyer of protection, the fund agrees to pay Merrill Lynch
                                    quarterly at a fixed annual rate of 0.30% of the notional
                                    amount
                                    of $1,290,000 until maturity on December 20, 2012. If
                                    Bear Stearns Co., Inc. experiences one of the following
                                    credit events: bankruptcy, failure to pay, or a
                                    restructuring, the fund would then purchase $1,290,000
                                    par of Bear Stearns Co., Inc. bonds at the post credit
                                    event market price, and then deliver those bonds to
                                    Merrill Lynch, who in turn would deliver $1,290,000 in
                                    cash to the
                                    fund.
   9/20/10         $ 1,130,000      Agreement between the fund and Merrill Lynch                                   $(1,535)
                                    International to exchange the credit risk of Lennar Corp.
                                    As a buyer of protection, the fund agrees to pay Merrill
                                    Lynch quarterly at a fixed annual rate of 0.68% of the
                                    notional amount
                                    of $1,130,000 until maturity on September 20, 2010. If
                                    Lennar Corp. experiences one of the following credit
                                    events: bankruptcy, failure to pay, or a restructuring,
                                    the fund would then purchase $1,130,000 par of Lennar
                                    Corp. bonds at the post credit event market price, and
                                    then deliver those bonds to Merrill Lynch, who in turn
                                    would deliver $1,130,000 in cash to the
                                    fund.
                                                                                                                   -------
                                                                                                                   $(1,293)
                                                                                                                   -------

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2006, are as follows:

--------------------------------
United States              65.6%
--------------------------------
Germany                     3.6%
--------------------------------
Russia                      3.2%
--------------------------------
United Kingdom              3.0%
--------------------------------
Ireland                     2.8%
--------------------------------
Netherlands                 2.3%
--------------------------------
France                      2.3%
--------------------------------
Spain                       2.0%
--------------------------------
Mexico                      2.0%
--------------------------------
Others                     13.2%
--------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Global Growth Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                           SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
-------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.6%
-------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                               89,510      $  3,602,778
-------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                               13,490         2,808,396
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  6,411,174
-------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 4.2%
-------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                  219,250      $  1,945,143
-------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                    2,102,200         4,404,553
-------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                 70,750         7,106,961
-------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                      37,620         2,971,980
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 16,428,637
-------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.5%
-------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                                    39,190      $  2,204,526
-------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                          59,620         3,077,086
-------------------------------------------------------------------------------------------------------------
Continental AG                                                                       28,191         2,880,443
-------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A                                                          157,660         1,268,094
-------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                             100,600         4,072,626
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 13,502,775
-------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 11.2%
-------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                        152,000      $  3,196,091
-------------------------------------------------------------------------------------------------------------
American Express Co.                                                                 82,960         4,318,898
-------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                        1,500            13,947
-------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                       55,430         3,197,110
-------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                   375,020         6,801,302
-------------------------------------------------------------------------------------------------------------
MasterCard, Inc. (n)                                                                 79,390         3,641,619
-------------------------------------------------------------------------------------------------------------
Nedbank Group Ltd.                                                                  190,140         3,016,193
-------------------------------------------------------------------------------------------------------------
ORIX Corp.                                                                           11,030         2,891,868
-------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                              151,020         3,819,192
-------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                   344         3,661,650
-------------------------------------------------------------------------------------------------------------
UBS AG                                                                               90,354         4,917,050
-------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                           559,620         4,306,347
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 43,781,267
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.0%
-------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                      61,880      $  4,315,511
-------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                    30,110         2,055,911
-------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                                  25,790         1,615,744
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,987,166
-------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.5%
-------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                      97,730      $  2,125,692
-------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                            190,490         3,527,875
-------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                      79,090         2,348,182
-------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                       490,090         5,798,836
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 13,800,585
-------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.6%
-------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                               18,570      $  1,700,084
-------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                             35,150         3,214,468
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                            24,650         3,765,288
-------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd. (l)                                                         39,371         3,654,678
-------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                       59,850         3,980,025
-------------------------------------------------------------------------------------------------------------
Singapore Exchange Ltd.                                                             753,000         1,764,918
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 18,079,461
-------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
-------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                      75,700      $  2,746,396
-------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                     43,560         1,779,426
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  4,525,822
-------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
-------------------------------------------------------------------------------------------------------------
3M Co.                                                                               53,200      $  3,745,280
-------------------------------------------------------------------------------------------------------------
Bayer AG                                                                             42,130         2,075,391
-------------------------------------------------------------------------------------------------------------
Wacker Chemie AG (n)                                                                 20,000         2,081,835
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,902,506
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.6%
-------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                              87,710      $  2,500,612
-------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                    268,020         4,012,259
-------------------------------------------------------------------------------------------------------------
SAP AG                                                                               19,250         3,522,449
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 10,035,320
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
-------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                  90,440      $  2,885,940
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.9%
-------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                         128,952      $  3,651,921
-------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 8.3%
-------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                   79,720      $  3,885,553
-------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                  62,740         1,818,833
-------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                31,040         1,841,293
-------------------------------------------------------------------------------------------------------------
eBay, Inc. (n)                                                                       86,690         2,086,628
-------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                         74,610         2,784,445
-------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                           137,000         3,562,012
-------------------------------------------------------------------------------------------------------------
L'Oreal S.A. (l)                                                                     34,140         3,420,702
-------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (n)                                                          49,370         1,974,800
-------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                108,660         6,106,692
-------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                               125,340         5,028,545
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 32,509,503
-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.8%
-------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                         7,400      $  1,689,639
-------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                         125,410         3,347,628
-------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                    50,100         3,641,173
-------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                          21,167         2,176,276
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 10,854,716
-------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.0%
-------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                          79,300      $  3,812,267
-------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                         235,330         4,235,940
-------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (n)                                                    72,420         1,343,391
-------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                      185,000         4,132,094
-------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                       173,700         5,734,811
-------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                          6,310         4,016,626
-------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                487,586         4,227,371
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 27,502,500
-------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.8%
-------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                         32,050      $  2,258,564
-------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                        4,788,000         4,073,137
-------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A                                                                    75,450         2,145,469
-------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                               147,260         2,502,151
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 10,979,321
-------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.4%
-------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                        43,520      $  3,998,618
-------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                      138,620         9,427,668
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 13,426,286
-------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.2%
-------------------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                                    27,230      $  3,599,538
-------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                           15,549         5,096,634
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  8,696,172
-------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.7%
-------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                         1,013,969      $  6,808,351
-------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.9%
-------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                       72,920      $  3,644,542
-------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.5%
-------------------------------------------------------------------------------------------------------------
International Game Technology                                                        54,680      $  2,113,929
-------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                       532,552         3,841,925
-------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                    352,170         3,887,391
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  9,843,245
-------------------------------------------------------------------------------------------------------------
INSURANCE - 2.2%
-------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                          60,900      $  2,688,126
-------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A. (l)                                                    96,250         3,440,824
-------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                        67,640         2,320,052
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  8,449,002
-------------------------------------------------------------------------------------------------------------
INTERNET - 0.5%
-------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                                     67,010      $  1,818,651
-------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.8%
-------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                            66,630      $  3,138,939
-------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
-------------------------------------------------------------------------------------------------------------
Sandvik AB (l)                                                                      175,090      $  1,821,678
-------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.0%
-------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                                 45,150      $  2,223,638
-------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (l)(n)                                                              76,830         1,646,467
-------------------------------------------------------------------------------------------------------------
Cytyc Corp. (n)                                                                      62,380         1,534,548
-------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                      80,830         4,083,532
-------------------------------------------------------------------------------------------------------------
ResMed, Inc. (l)(n)                                                                  46,900         2,176,629
-------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                  7,670         1,951,400
-------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                        17,340         2,001,447
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 15,617,661
-------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.9%
-------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                   94,200      $  3,932,302
-------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (l)                                                               340,600         7,246,603
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 11,178,905
-------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.3%
-------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                          223,130      $  3,001,099
-------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                           79,650         2,087,627
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  5,088,726
-------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
-------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (l)(n)                                                      81,010      $  1,844,598
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.2%
-------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                      59,420      $  3,373,273
-------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                 214,220         5,925,615
-------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                    94,630         5,919,107
-------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                     33,850         6,025,726
-------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (l)                                                                   29,840         2,837,411
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 24,081,132
-------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
-------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                                         133,040      $  3,743,307
-------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.2%
-------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares                                                    23,550      $  4,752,332
-------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                        69,540         3,813,574
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  8,565,906
-------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.5%
-------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                362,500      $  2,757,204
-------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil S.A. (l)                                                  57,760         2,508,953
-------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (l)                                                      94,600         1,803,438
-------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                      113,210         2,667,228
-------------------------------------------------------------------------------------------------------------
                                                                                                 $  9,736,823
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
-------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                   668,500      $  4,306,048
-------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.8%
-------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                 2,295,000      $  3,765,393
-------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                       287,420         3,666,161
-------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                          79,570         3,438,015
-------------------------------------------------------------------------------------------------------------
                                                                                                 $ 10,869,569
-------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
-------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                          24,560      $  2,571,678
-------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
-------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                       124,300      $  4,413,414
-------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                            $390,503,247
-------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.2%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                 55,306,926      $ 55,306,926
-------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                              $445,810,173
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.1)%                                                          (55,000,724)
-------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                            $390,809,449
-------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $411,545,199
                                                                  ============
Gross unrealized appreciation                                     $ 49,265,702
Gross unrealized depreciation                                      (15,000,728)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 34,264,974
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2006 are as follows:

-----------------------------
United States           32.4%
-----------------------------
United Kingdom          12.2%
-----------------------------
France                  11.0%
-----------------------------
Japan                    8.3%
-----------------------------
Switzerland              6.0%
-----------------------------
Hong Kong                4.0%
-----------------------------
Germany                  3.5%
-----------------------------
Brazil                   2.9%
-----------------------------
Spain                    2.3%
-----------------------------
Others                  17.4%
-----------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.